Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CrossAmerica Partners LP
Entity Central Index Key	0001538849
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35711
Entity Tax Identification Number	45-4165414
Entity Address, Address Line One	645 Hamilton Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101
City Area Code	610
Local Phone Number	625-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	CAPL
Security Exchange Name	NYSE